Organization (Detail Textuals) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Apr. 10, 2018 shares	Jan. 26, 2018 shares	Dec. 31, 2017 shares
Organization, Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Common Stock, Shares, Issued					48,392,050	48,392,050
Percentage of net income as basis for technical support and consulting services fees	100.00%
Weidai (Hangzhou) Financial Information Service Ltd.
Organization, Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Net assets	$ 170,070	¥ 1,183,987	¥ 1,535,237
IPO | Yaoh Wdai Ltd [Member] | Common Stock
Organization, Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Common Stock, Shares, Issued				48,392,050
IPO | Weidai (Hangzhou) Financial Information Service Ltd. | Series A preferred shares
Organization, Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Other ordinary shareholders of the VIE				9,146,250
IPO | Weidai (Hangzhou) Financial Information Service Ltd. | Series A+ preferred shares
Organization, Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Other ordinary shareholders of the VIE				1,829,250
IPO | Weidai (Hangzhou) Financial Information Service Ltd. | Series B preferred shares
Organization, Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Other ordinary shareholders of the VIE				3,048,800
IPO | Weidai (Hangzhou) Financial Information Service Ltd. | Series C redeemable convertible preferred shares
Organization, Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Other ordinary shareholders of the VIE				3,074,400